Commitments and contingencies (Details Narrative) - USD ($)	May 10, 2024	Dec. 31, 2024	Dec. 30, 2024
Payment of indebtedness	$ 138,202.66
Kent Ridge Healthcare Singapore Pte Ltd [Member]
Ownership percentage		100.00%	100.00%